[Protective Life and Annuity Insurance Company Letterhead]

May 4, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Protective Life and Annuity Insurance Company Variable Annuity Account A of Protective Life Protective Variable Annuity Filing Pursuant to Rule 497(j) for File No. 333-41577; 811-8537

Commissioners:

    On behalf of Protective Life and Annuity Insurance Company and Variable Annuity Account A of Protective Life, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Statement of Additional Information ("SAI") being used in connection with the offering of the Protective Variable Annuity, a variable deferred annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the SAI contained in Post-Effective Amendment No. 3 for Variable Annuity Account A of Protective Life as filed with the Commission on April 30, 2001 via EDGARLINK.

    Please do not hesitate to call the undersigned at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Steve M. Callaway

Steve M. Callaway